Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
2.
       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Statement of compliance

These consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). IFRS comprises IFRSs, International Accounting Standards (“IASs”), and interpretations issued by the IFRS Interpretations Committee (“IFRICs”) and the former Standing Interpretations Committee (SICs).

The accounting policies set out below have been applied consistently by the Company and its subsidiaries to all periods presented herein. These consolidated financial statements have been prepared on a historical cost basis except for the revaluation of certain financial instruments, which are stated at their fair value.

These consolidated financial statements were authorized for issuance by the Board of Directors of the Company on
March 23, 2018.

(a)

Basis of consolidation

These consolidated financial statements include the accounts of the Company and its controlled subsidiaries. Control exists when the Company has power over the investee, is exposed or has rights to variable returns from its involvement with the investee, and has the ability to use its power over the investee to affect the amount of the investor’s returns. Subsidiaries are included in the consolidated financial results of the Company from the effective date that control is obtained up to the effective date of disposal or loss of control. The principal wholly-owned subsidiaries as at
December 31, 2017
are Minera Los Lagartos, S.A. de C.V., Minera Pozo Seco S.A. de C.V., and Minera Sierra Vieja S.A. de C.V. All intercompany balances, transactions, revenues and expenses have been eliminated upon consolidation.

These financial statements also include the Company’s
44%
interest in the Juanicipio Joint Venture (
Note
7
), an associate (
Note
2
(b)
) accounted for using the equity method.

Where necessary, adjustments have been made to the financial statements of the Company’s subsidiaries and associates prior to consolidation, to conform the significant accounting policies used in their preparation to those used by the Company.

(b)

Investments in Associates

The Company conducts a portion of its business through an equity interest in associates. An associate is an entity over which the Company has significant influence, and is neither a subsidiary nor a joint arrangement, and includes the Company’s
44%
interest in Minera Juanicipio S.A. de C.V., a Mexican incorporated joint venture company. The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not
have control or joint control over those policies.

The Company accounts for its investments in associates using the equity method. Under the equity method, the Company’s investment in an associate is initially recognized at cost and subsequently increased or decreased to recognize the Company's share of earnings and losses of the associate and for impairment losses after the initial recognition date. The Company's share of earnings and losses of associates are recognized in profit or loss during the period. Distributions received from an associate are accounted for as a reduction in the carrying amount of the Company’s investment.

Impairment

At the end of each reporting period, the Company assesses whether there is any evidence that an investment in associate is impaired. The Company has performed an assessment for impairment indicators of its investment in associate as of
December 31, 2017
and noted
no
impairment indicators. This assessment is generally made with reference to the timing of exploration work, work programs proposed, exploration results achieved, and an assessment of the likely results to be achieved from performance of further exploration by the associate. When there is evidence that an investment in associate is impaired, the carrying amount of such investment is compared to its recoverable amount. If the recoverable amount of an investment in associate is less than its carrying amount, the carrying amount is reduced to its recoverable amount and an impairment loss, being the excess of carrying amount over the recoverable amount, is recognized in the period of impairment. When an impairment loss reverses in a subsequent period, the carrying amount of the investment in associate is increased to the revised estimate of recoverable amount to the extent that the increased carrying amount does not
exceed the carrying amount that would have been determined had an impairment loss not
been previously recognized. A reversal of an impairment loss is recognized in net earnings in the period the reversal occurs.

(c)

Significant Estimates

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenditures during the reported period. Significant estimates used in preparation of these financial statements include estimates of the net realizable value and any impairment of exploration and evaluation assets and of investment in associates, recoveries of receivable balances, estimates of fair value of financial instruments where a quoted market price or secondary market for the instrument does not
exist, provisions including closure and reclamation, share based payment expense, and income tax provisions. Actual results may
differ from those estimated. Further details of the nature of these estimates may
be found in the relevant notes to the consolidated statements.

(d)     Critical judgments

The Company makes certain critical judgments in the process of applying the Company’s accounting policies. The following are those judgements that have the most significant effect on the consolidated financial statements:

(i)

The Company reviews and assesses the carrying amount of exploration and evaluation assets, and its investment in associates for impairment when facts or circumstances suggest that the carrying amount is not
recoverable. Assessing the recoverability of these amounts requires considerable professional technical judgement, and is made with reference to the timing of exploration work, work programs proposed, exploration results achieved by the Company and by others in the related area of interest, and an assessment of the likely results to be achieved from performance of further exploration (see
Notes
2
(b) and
2
(g)
).

(ii)

In the normal course of operations, the Company
may
invest in equity investments for strategic reasons. In such circumstances, management considers whether the facts and circumstances pertaining to each investment result in the Company obtaining control, joint control or significant influence over the investee entity. In some cases, the determination of whether or not
the Company has control, jointly control or significantly influence over the investee entities requires the application of significant management judgment to consider individually and collectively such factors as:
•	The purpose and design of the investee entity.
•	The ability to exercise power, through substantive rights, over the activities of the investee entity that significantly affect its returns.
•	The size of the company’s equity ownership and voting rights, including potential voting rights.
•	The size and dispersion of other voting interests, including the existence of voting blocks.
•	Other investments in or relationships with the investee entity including, but not
limited to, current or possible board representation, loans and other types of financial support, material transactions with the investee entity, interchange of managerial personnel or consulting positions.
•	Other relevant and pertinent factors.

If the Company determines that it controls an investee entity, it consolidates the investee entity’s financial statements as further described in note
2
(a). If the Company determines that it jointly controls (a joint venture) or has significant influence (an associate) over an investee entity, then it uses the equity method of accounting to account for its investment in that investee entity as further described in note
2
(b).  If, after careful consideration, it is determined that the Company neither has control, joint control or significant influence over an investee entity, the Company accounts for the corresponding investment in equity interest as an available-for-sale investment as further described in note
2
(e).

(e)     Financial instruments

Measurement – initial recognition

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the financial instrument. All financial instruments are measured at fair value on initial recognition plus attributable transaction costs, except for financial assets and financial liabilities classified as fair value through profit and loss (“FVTPL”). The directly attributable transactions costs of financial assets and liabilities classified as FVTPL are expensed in the period in which they are incurred.

Classification and measurement – subsequent to initial recognition

The Company classifies financial instruments as either held-to-maturity, available-for-sale, FVTPL, loans and receivables, or other financial liabilities. Financial assets held to maturity, loans and receivables and other financial liabilities, are subsequently measured at amortized cost.  Instruments classified as FVTPL are measured at fair value with changes in fair values recognized in profit or loss. Available-for-sale instruments are measured at fair value with mark-to-market gains and losses recognized in other comprehensive income (“OCI”).

The Company has designated its cash and cash equivalent with original maturities less than
90
days, as FVTPL, which is measured at fair value. Term deposits with original maturities in excess of
90
days and accounts receivable are classified as loans and receivables, which are measured at amortized cost. Trade and other payables are classified as other liabilities, which are measured at amortized cost.

Investment in securities such as warrants, that meet the definition of a derivative are classified as FVTPL and are measured at fair value with unrealized gains and losses recognized in profit or loss. Warrants listed on a recognized exchange are valued at the latest available close. Warrants not
listed on a recognized exchange, but where a secondary market exists, are valued at independent broker prices (if available) traded within that secondary market. If no
secondary market exists, the warrants are valued using the Black Scholes option pricing model. All of the Company’s investment in securities have been designated as available-for-sale, and are reported at fair value. Other comprehensive income includes the gains and losses from available-for-sale securities which are not
included in profit or loss until realized, and currency translation adjustments on its net investment in foreign operations.

Impairment

The Company assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets are impaired. Financial assets are considered impaired if objective evidence indicates that a change in the market, economic or legal environment in which the Company invested has had a negative effect on the estimated future cash flows of that asset.

For available-for-sale financial assets, a significant or prolonged decline in fair value is evidence that the asset may
be impaired. If such evidence exists, the cumulative loss that has been recognized in accumulated other comprehensive income (loss) is removed and recognized as an impairment of investment in the consolidated statement of loss. The Company evaluates whether a decline in value is significant or prolonged through analysis of the facts and circumstances of the financial assets, the market price of the actively traded securities, the severity of the loss, the financial position and near-term prospects of the investment, length of time the fair value has been below costs, evidence that the carrying amount is recoverable within a reasonable period of time, management’s intent and ability to hold the financial assets for a period of time sufficient to allow for any anticipated recovery of fair value and management’s market view and outlook. If the value of the previously impaired available-for-sale asset subsequently recovers, additional unrealized gains are recorded in other comprehensive income (loss) and the previously recognized impairment is not
reversed.

For financial assets measured at amortized cost, an impairment loss recognized in profit or loss is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the original effective interest rate. Any reversal of impairment is recognized in profit or loss.

(f)     Cash, cash equivalents and term deposits

Cash and cash equivalents include cash on hand, bank deposits, and term deposits with original maturities of three
months or less.

Term deposits are comprised of bank term deposits with an original term to maturity in excess of three
months from date of acquisition.

(g)     Exploration and evaluation assets

With respect to its exploration activities, the Company follows the practice of capitalizing all costs relating to the acquisition, exploration and evaluation of its mining rights and crediting all revenues received against the cost of the related interests. Option payments made by the Company are capitalized until the decision to exercise the option is made. If the option agreement is to exercise a purchase option in an underlying mineral property, the costs are capitalized and accounted for as an exploration and evaluation asset. At such time as commercial production commences, the capitalized costs will be depleted on a units-of-production method based on proven and probable reserves. If a mineable ore body is discovered, exploration and evaluation costs are reclassified to mining properties. If no
mineable ore body is discovered, such costs are expensed in the period in which it is determined the property has no
future economic value.

Exploration and evaluation expenditures include acquisition costs of rights to explore; topographical, geological, geochemical and geophysical studies; exploratory drilling; trenching and sampling; all costs incurred to obtain permits and other licenses required to conduct such activities, including legal, community, strategic and consulting fees; and activities involved in evaluating the technical feasibility and commercial viability of extracting mineral resources. This includes the costs incurred in determining the most appropriate mining/processing methods and developing feasibility studies.

When an exploration project has entered into the advanced exploration phase and sufficient evidence of the probability of the existence of economically recoverable minerals has been obtained, pre-operative expenditures relating to mine preparation works are capitalized to mine development costs. Activities that are typically capitalized include costs incurred to build shafts, drifts, ramps and access corridors to enable ore extraction from underground.

Impairment

Management reviews the carrying amount of exploration and evaluation assets for impairment when facts or circumstances suggest that the carrying amount is not
recoverable. This review is generally made with reference to the timing of exploration work, work programs proposed, exploration results achieved by the Company and by others in the related area of interest, and an assessment of the likely results to be achieved from performance of further exploration. When the results of this review indicate that indicators of impairment exist, the Company estimates the recoverable amount of the deferred exploration costs and related mining rights by reference to the potential for success of further exploration activity and/or the likely proceeds to be received from sale or assignment of the rights. When the carrying amounts of exploration and evaluation assets are estimated to exceed their recoverable amounts, an impairment loss is recorded in the statement of loss. The cash-generating unit for assessing impairment is a geographic region and shall be no
larger than the operating segment. If conditions that gave rise to the impairment no
longer exist, a reversal of impairment
may
be recognized in a subsequent period, with the carrying amount of the exploration and evaluation asset increased to the revised estimate of recoverable amount to the extent that the increased carrying amount does not
exceed the carrying amount that would have been determined had an impairment loss not
been previously recognized. A reversal of an impairment loss is recognized in profit or loss in the period the reversal occurs.

(h)     Equipment

Equipment is recorded at cost less accumulated amortization and impairment losses if any, and is amortized at the following annual rates:

Computer equipment	30% declining balance
Field and office equipment	30% declining balance
Leasehold improvements	straight line over lease term

When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) of equipment, and depreciated over their respective useful lives.

(i)      Income taxes

Deferred income taxes relate to the expected future tax consequences of unused tax losses and unused tax credits and differences between the carrying amount of statement of financial position items and their corresponding tax values. Deferred tax assets, if any, are recognized only to the extent that, in the opinion of management, it is probable that sufficient future taxable profit will be available to recover the asset. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of substantive enactment.

(j)      Provisions

Provisions are liabilities that are uncertain in timing or amount. The Company records a provision when and only when:

(i) The Company has a present obligation (legal or constructive) as a result of a past event;

(ii) It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and

(iii) A reliable estimate can be made of the amount of the obligation.

Constructive obligations are obligations that derive from the Company’s actions where:

(i) By an established pattern of past practice, published policies or a sufficiently specific current statement, the Company has indicated to other parties that it will accept certain responsibilities; and

(ii) As a result, the Company has created a valid expectation on the part of those other parties that it will discharge those responsibilities.

Provisions are reviewed at the end of each reporting period and adjusted to reflect management’s current best estimate of the expenditure required to settle the present obligation at the end of the reporting period. If it is no
longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed. Provisions are reduced by actual expenditures for which the provision was originally recognized. Where discounting has been used, the carrying amount of a provision increases in each period to reflect the passage of time. This increase (accretion expense) is included in profit or loss for the period.

Closure and reclamation

The Company records a provision for the present value of the estimated closure obligations, including reclamation costs, when the obligation (legal or constructive) is incurred, with a corresponding increase in the carrying value of the related assets. The carrying value is amortized over the life of the mining asset on a units-of-production basis commencing with initial commercialization of the asset. The liability is accreted to the actual liability on settlement through charges each period to profit or loss.

The provision for closure and reclamation is reviewed at the end of each reporting period for changes in estimates and circumstances. There was no
provision recorded by the Company for closure and reclamation as at
December 31, 2017
or
December 31, 2016.

The operating company of the Company’s investment in associate, Minera Juanicipio, S.A. de C.V., recorded a provision for reclamation and remediation costs of
$393
and capitalized a corresponding asset as at
December 31, 2017 (
December 31, 2016:
$313
) (see
Note
7
).

(k)     Functional currency and presentation currency

The functional currency of the parent and the functional currency of its Mexican subsidiaries and investment in associate is the United States dollar (“US$”).

Each entity within the Company determines its own functional currency, and the items included in the financial statements of each entity are measured using that functional currency. The functional currency determination involves certain judgments in evaluating the primary economic environment, and the Company reconsiders the functional currencies of each entity if there is a change in the underlying transactions, events and conditions which determine the primary economic environment.

The Company’s reporting and presentation currency is the US$.

(l)      Foreign currency transactions

Transactions incurred in currencies other than the Company’s functional currency (foreign currencies) are recorded at the rates of exchange prevailing at the dates of the transactions. At each statement of financial position date, monetary assets and liabilities are translated using the period end foreign exchange rate. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. Non-monetary assets and liabilities that are stated at fair value are translated using the rate on the date that the fair value was determined. All gains and losses on translation of these foreign currency transactions are included in profit or loss.

(m)    Loss per common share

Basic loss per share is based on the weighted average number of common shares outstanding during the period.

Diluted loss per share is computed using the weighted average number of common and common equivalent shares outstanding during the period. Common equivalent shares consist of the incremental common shares upon the assumed exercise of stock options and warrants, and upon the assumed conversion of deferred share units and units issued under the Company’s share unit plan, to the extent their inclusion is not
anti-dilutive.

As at
December 31, 2017,
the Company had
2,995,721
(
December 31, 2016:
2,814,200
) common share equivalents consisting of common shares issuable upon the exercise of outstanding exercisable stock options, restricted and performance share units, and deferred share units.  These common share equivalents were not
included for the purpose of calculating diluted loss per share as their effect would be anti-dilutive.

(n)     Share based payments

The fair value of equity-settled share-based payment awards are estimated as of the date of the grant and recorded as share-based payment expense in the consolidated statements of loss over their vesting periods, with a corresponding increase in equity. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met. Market price performance conditions are included in the fair value estimate on the grant date with no
subsequent adjustment to the actual number of awards that vest. Forfeiture rates are estimated on grant date, and adjusted annually for actual forfeitures in the period. Changes to the estimated number of awards that will eventually vest are accounted for prospectively. Share based payment awards with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values.

The fair value of stock options is estimated using the Black-Scholes-Merton option valuation model. The fair value of restricted and deferred share units, is based on the fair market value of a common share equivalent on the date of grant. The fair value of performance share units awarded with market price conditions is determined using the Monte Carlo pricing model and the fair value of performance share units with non-market performance conditions is based on the fair market value of a common share equivalent on the date of grant.

(o)     Changes in Accounting Standards

(i)

Adoption of new and amended IFRS pronouncements

Certain pronouncements were issued by the IASB that are mandatory for accounting periods after
December 31, 2016.
Pronouncements that are
not
applicable to the Company have been excluded from those described below. The following new standards have been adopted effective
January 1, 2017:

IAS
7
Statements of cash flows
. As of
January 1, 2017,
the Company adopted the amendments within IAS
7
which require disclosure of information enabling users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes. The adoption of the amendments to IAS
7
did
not
have a significant impact on the Company's consolidated financial statements.

(ii)

Recent accounting pronouncements

The Company has reviewed new accounting pronouncements that have been issued but are not
yet effective at
December 31, 2017.
These include:

IFRS
2
Share-based payments.
In
June 2016,
the IASB issued amendments to IFRS
2
Share-based Payment to address certain issues related to the accounting for cash settled awards and the accounting for equity settled awards that include ‘net settlement feature’ in respect of employee withholding taxes. The amendments apply for annual periods on or after
January 1, 2018
with early adoption permitted. The Company will adopt this standard on the effective date and no
significant impact of adopting the amendment is expected on the consolidated financial statements.

IFRS
9
Financial Instruments
. In
July 2014,
the IASB issued the final version of IFRS
9
which replaced IAS
39
Financial Instruments: Recognition and Measurement
. The new standard replaces the current measurement criteria for financial assets and liabilities with only two
classification categories: amortized cost and fair value. The standard is effective for annual periods beginning on or after of
January 1, 2018.
The Company expects the following impact upon adoption of IFRS
9:

•	The Company will make an irrevocable election to continue to measure its equity securities at fair value through other comprehensive income. Under the new standard, all changes in the fair value will be recognized permanently in other comprehensive income with no
subsequent transfer into profit or loss, including upon derecognition of the equity securities. The new classification and measurement requirements under IFRS
9
are
not
expected to have a material impact on the Company’s other financial assets and financial liabilities.

IFRS
15
Revenue from Contracts with Customers.
The final standard on revenue from contracts with customers was issued on
May 8, 2014.
In
July 2015,
the IASB determined that the revised effective date for IFRS
15
would be for annual reporting periods beginning on or after
January 1, 2018.
The Company will adopt this standard on the effective date. Entities have the option of using either a full retrospective or a modified retrospective approach to adopt the guidance. However, the Company’s only source of revenue to date is interest income from high interest savings accounts and term deposits, and no
significant impact of adopting the amendment is expected on the consolidated financial statements. The Company will further evaluate the impact this standard may
have on its consolidated financial statements once revenue from contracts with customers is expected to be generated.

IFRS
16
Leases
.
In
January 2016,
the IASB published a new accounting standard, IFRS
16
–
Leases
(IFRS
16
) which replaces IAS
17
–
Leases
and its associated interpretative guidance. IFRS
16
applies a control model to the identification of leases, distinguishing between a lease and a service contract on the basis of whether the customer controls the asset being leased. For those assets determined to meet the definition of a lease, IFRS
16
introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets. Lessor accounting remains similar to current accounting practice. The standard is effective for annual periods beginning on or after
January 1, 2019.
The Company will adopt this standard on the effective date, and is currently evaluating the impact this standard may
have on its consolidated financial statements.

IFRIC
22
Foreign currency transactions and advance consideration
. In
December 2016,
the IASB issued IFRS interpretation, IFRIC
22
which clarifies the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income, when a related non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration in a foreign currency is derecognized. The standard is effective for annual periods beginning on or after
January 1, 2018.
The Company will adopt this standard on the effective date and no
significant impact of adopting the amendment is expected on the consolidated financial statements.